Supply Chain Financing - Schedule of Supplier Finance Program (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Purchase from suppliers	¥ 895,161
Payment to suppliers	(438,196)
Balance at ending of the year	¥ 456,965
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Current